Employee Benefits - Restricted Stock Unit Activity and Weighted Average Grant Date Fair Value (Details) - Restricted Stock Award	12 Months Ended
Dec. 31, 2021 $ / shares shares
RSUs
Beginning balance (in shares) | shares	0
Granted (in shares) | shares	6,997,284
Vested and issued (in shares) | shares	0
Forfeited (in shares) | shares	0
Ending balance (in shares) | shares	6,997,284
Vested and unissued (in shares) | shares	1,760,363
Unvested (in shares) | shares	5,236,921
Weighted Average Grant Date Fair Value Per RSU
Beginning balance (in usd per share) | $ / shares	$ 0
Granted (in usd per share) | $ / shares	6.23
Vested and issued (in usd per share) | $ / shares	0
Forfeited (in usd per share) | $ / shares	0
Ending balance (in usd per share) | $ / shares	6.23
Vested and unissued (in usd per share) | $ / shares	6.23
Unvested (in usd per share) | $ / shares	$ 6.23